Condensed Financial Information of the Parent Company (Details Textual)	Jan. 05, 2015	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jan. 08, 2014 $ / shares
Ordinary shares, par value per share (in dollars per share) | (per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share percentage	100%
Cayman Islands [Member]
Ordinary shares, par value per share (in dollars per share)				$ 0.0001